Financial Instruments, Risk Management and Capital Management - Summary of Disclosure in Tabular Form of Actual Capital Adequacy Ratio of Group Financial Institutions Based on Standalone Financial Statements (Detail) - Standalone Financial Statements [Member] - Central Bank Of Russia [Member] - E Com Bank [Member]
Dec. 31, 2022
Disclosure In Tabular Form Of Actual Capital Adequacy Ratio Of Group Financial Institutions Based On Standalone Financial Statements [Line Items]
Actual Capital Adequacy Ratio On Base Capital Percentage	90.70%
Actual Capital Adequacy Ratio On Main Capital Percentage	90.70%
Actual Capital Adequacy Ratio On Own Capital Percentage	90.70%